Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,585	$ 1,431
Input taxes receivable	531	427
Input taxes payable	121	79
Other receivables	246	233
BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Investments held which are restricted and not available for general use by the Group	290	252
Net other derivatives [member] | Level 3 [member] | Power purchase contract agreements [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	46
Financial assets held at fair value through profit or loss [member] | US Treasury Notes [member] | Level 1 [member] | BHP Foundation [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 138	$ 119